PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Sensitivity analysis for actuarial assumptions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	R$ 4,102,059	R$ 4,446,092
Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Defined benefit liability, discounted to present value at current rate	R$ 4,102,059
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	3,881,766
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	R$ 4,344,112
Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Defined benefit liability, discounted to present value at current rate	R$ 4,102,059
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	4,415,179
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	3,850,201
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	2,238,700	2,429,478
Post-retirement pension plans | Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	2,238,700
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	2,152,416
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	2,332,035
Post-retirement pension plans | Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	2,238,700
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	2,238,700
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	2,238,700
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,863,359	R$ 2,016,614
Post-retirement health plans | Discount rate
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,863,359
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	1,729,350
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	2,012,077
Post-retirement health plans | Rate of growth of medical costs
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Defined benefit liability, discounted to present value at current rate	1,863,359
Defined benefit liability, discounted to present value considering a rate increased by 0.5%	2,176,479
Defined benefit liability, discounted to present value considering a rate decreased by 0.5%	R$ 1,611,501